Stock-Based Compensation and Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-Based Compensation and Benefit Plans
Summary of stock based compensation

	Three Months Ended
	March 31, 2015	March 31, 2014
Stock-based compensation costs included in:
Cost of revenue	$3,895	$2,175
Sales and marketing expenses	12,123	1,791
Research and development expenses	17,435	2,065
General and administrative expenses	37,453	40,479
Total stock-based compensation expense	$70,906	$46,510

	Year Ended
	December 31, 2014	December 31, 2013
Stock-based compensation costs included in:
Cost of revenue	$21,753	$1,815
Sales and marketing expenses	51,803	67,697
Research and development expenses	41,365	48,609
General and administrative expenses	201,255	582,594
Total stock-based compensation expense	$316,176	$700,715

Schedule of fair values of stock options granted and assumptions used for the Black-Scholes-Merton option pricing model

	Three Months Ended
	March 31,	March 31,
	2015	2014
Estimated Fair Value	$84,732	$ N/A
Shares Issuable Under Options Granted	465,000	N/A
Expected Term	2 to 3 Years	N/A
Expected Dividend	0%	N/A
Volatility	26% to 27%	N/A
Risk Free Interest Rate	0.22% to 1.07%	N/A

	Year Ended
	December 31,	December 31,
	2014	2013
Estimated Fair Value	$339,671	$306,189
Shares Issuable Under Options Granted	2,004,420	330,470
Expected Term	2 to 3 Years	3 Years
Expected Dividend	-%	-%
Volatility	27% to 29%	30% to 33%
Risk Free Interest Rate	0.22% to 1.00%	0.34% to 0.90%

Schedule of Information with respect to common stock options outstanding and exercisable

	Three Months Ended
	March 31,	March 31,
	2015	2014
Estimated Fair Value	$84,732	$ N/A
Shares Issuable Under Options Granted	465,000	N/A
Expected Term	2 to 3 Years	N/A
Expected Dividend	0%	N/A
Volatility	26% to 27%	N/A
Risk Free Interest Rate	0.22% to 1.07%	N/A

Information with respect to common stock options outstanding and exercisable at December 31, 2014:

	Stock Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Options Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value

$0.80	112,500	0.21	$0.8	$61,875	112,500	$0.8	$61,875
$1.35 to $1.60	1,898,670	4.85	1.5	—	933,262	1.5	—
$4.00	693,417	2.49	4	—	620,047	4	—

	2,704,587	4.05	$2.01	$61,875	1,665,809	$2.33	$61,875